FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	$ 589	$ 416
Non-recourse borrowings	4,595	3,563
Financial liabilities	72	995
Exchangeable and class B shares	3,426	4,466
Loans payable to Brookfield Infrastructure	26	131
Interest Expense:
Non-recourse borrowings	712	761
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	586	414
Non-recourse borrowings	330	0
Financial liabilities	72	995
Exchangeable and class B shares	3,426	4,466
Loans payable to Brookfield Infrastructure	26	131
Interest Expense:
Non-recourse borrowings	133	98
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	2	2
Non-recourse borrowings	178	1,276
Financial liabilities	0	0
Exchangeable and class B shares	0	0
Loans payable to Brookfield Infrastructure	0	0
Interest Expense:
Non-recourse borrowings	67	73
2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	1	0
Non-recourse borrowings	1,231	271
Financial liabilities	0	0
Exchangeable and class B shares	0	0
Loans payable to Brookfield Infrastructure	0	0
Interest Expense:
Non-recourse borrowings	179	195
5+ years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	0	0
Non-recourse borrowings	2,856	2,016
Financial liabilities	0	0
Exchangeable and class B shares	0	0
Loans payable to Brookfield Infrastructure	0	0
Interest Expense:
Non-recourse borrowings	$ 333	$ 395